Activity and structure of Inter & Co, Inc. and its subsidiaries	12 Months Ended
Dec. 31, 2024
Activity and structure of Inter and its subsidiaries [Abstract]
Activity and structure of Inter & Co, Inc. and its subsidiaries	Activity and structure of Inter & Co, Inc. and its subsidiaries
Inter&Co, Inc. (“Inter&Co” or “Company” and, together with its subsidiaries, "Inter Group", "Group" or "Inter"), is the controlling holding company of Inter Group and indirectly controls Banco Inter S.A. ("Banco Inter"). The Company is incorporated in the Cayman Islands as an exempted limited liability company on January 26, 2021, and registered with the U.S. Securities and Exchange Commission (“SEC”).
In January 2022, Inter&Co Payments, Inc (formerly known as USEND or Pronto Money Transfer, Inc), a financial technology company headquartered in the United States, was acquired. Inter&Co Payments provides foreign exchange and payment services both for international and domestic costumers.
In January 2023, we completed another acquisition in the United States, of YellowFi Mortgage LLC, a company that owns, manages and operates a mortgage origination and lending business primarily in the State of Florida, and YellowFi Management LLC, a company that manages and operates the Brickell Bay Mortgage Opportunity Fund, a residential mortgage investment fund.
In 2024, we sold 36.8 million shares of our Class A common stock through a follow-on public offering, raising approximately US$162 million in gross proceeds. The offering initially closed in January 2024 and the exercise of the stock option closed in February 2024.
In July 2024, we completed the acquisition of an additional 50% of the share capital of Granito Instituição de Pagamento S.A. (currently Inter Pag Instituição de Pagamento S.A.), consolidating Inter as the sole shareholder of this company.
Inter Group’s objective is to act as a multi-service digital platform for individuals and legal entities, and its main activities include real estate credit, payroll loans, corporate credit, rural credit, credit card operations, checking accounts, investments, insurance services, and a marketplace for non-financial services. The operations are carried out within the context of Inter Group’s companies, operating in the market in an integrated manner.